Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets	$ 55,602	$ 53,870
Less: accumulated amortization	(16,818)	(13,339)
Total	$ 38,784	$ 40,531